Exhibit 99.1

World Omni Auto Receivables Trust 2018-B

Monthly Servicer Certificate

July 31, 2019

Dates Covered
Collections Period	07/01/19 - 07/31/19
Interest Accrual Period	07/15/19 - 08/14/19
30/360 Days	30
Actual/360 Days	31
Distribution Date	08/15/19

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 06/30/19	503,233,148.35	26,869
Yield Supplement Overcollateralization Amount 06/30/19	32,457,570.08	0
Receivables Balance 06/30/19	535,690,718.43	26,869
Principal Payments	19,418,604.10	481
Defaulted Receivables	681,549.18	31
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 07/31/19	30,733,010.92	0
Pool Balance at 07/31/19	484,857,554.23	26,357

Pool Statistics	$ Amount	# of Accounts
Pool Factor	58.51%
Prepayment ABS Speed	1.39%
Aggregate Starting Principal Balance	881,240,341.17	36,325

Delinquent Receivables:
Past Due 31-60 days	5,236,057.15	245
Past Due 61-90 days	1,085,774.16	53
Past Due 91-120 days	157,482.79	10
Past Due 121+ days	0.00	0
Total	6,479,314.10	308

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.26%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.24%
Delinquency Trigger Occurred	NO

Recoveries	411,869.87
Aggregate Net Losses/(Gains) - July 2019	269,679.31
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.60%
Prior Net Losses Ratio	0.66%
Second Prior Net Losses Ratio	0.24%
Third Prior Net Losses Ratio	0.37%
Four Month Average	0.47%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.60%

Overcollateralization Target Amount	12,848,725.19
Actual Overcollateralization	12,848,725.19
Weighted Average APR	2.99%
Weighted Average APR, Yield Adjusted	6.09%
Weighted Average Remaining Term	50.10

Flow of Funds	$ Amount

Collections	21,187,589.62
Investment Earnings on Cash Accounts	9,275.68
Servicing Fee	(446,408.93)
Transfer to Collection Account	0.00
Available Funds	20,750,456.37

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	1,092,376.08
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	64,773.67
(5) Noteholders' Second Priority Principal Distributable Amount	5,039,915.69
(6) Required Reserve Account	0.00
(7) Noteholders' Principal Distributable Amount	12,848,725.19
(8) Asset Representation Reviewer Amounts (in excess of 1)	-
(9) Distribution to Certificateholders	1,704,665.74

Total Distributions of Available Funds	20,750,456.37

Servicing Fee	446,408.93
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	778,320,000.00
Original Class B	24,520,000.00

Total Class A & B
Note Balance @ 07/15/19	489,897,469.92
Principal Paid	17,888,640.88
Note Balance @ 08/15/19	472,008,829.04

Class A-1
Note Balance @ 07/15/19	0.00
Principal Paid	0.00
Note Balance @ 08/15/19	0.00
Note Factor @ 08/15/19	0.0000000%

Class A-2
Note Balance @ 07/15/19	120,857,469.92
Principal Paid	17,888,640.88
Note Balance @ 08/15/19	102,968,829.04
Note Factor @ 08/15/19	37.7451719%

Class A-3
Note Balance @ 07/15/19	272,800,000.00
Principal Paid	0.00
Note Balance @ 08/15/19	272,800,000.00
Note Factor @ 08/15/19	100.0000000%

Class A-4
Note Balance @ 07/15/19	71,720,000.00
Principal Paid	0.00
Note Balance @ 08/15/19	71,720,000.00
Note Factor @ 08/15/19	100.0000000%

Class B
Note Balance @ 07/15/19	24,520,000.00
Principal Paid	0.00
Note Balance @ 08/15/19	24,520,000.00
Note Factor @ 08/15/19	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	1,157,149.75
Total Principal Paid	17,888,640.88
Total Paid	19,045,790.63

Class A-1
Coupon	2.25000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	2.57000%
Interest Paid	258,836.41
Principal Paid	17,888,640.88
Total Paid to A-2 Holders	18,147,477.29

Class A-3
Coupon	2.87000%
Interest Paid	652,446.67
Principal Paid	0.00
Total Paid to A-3 Holders	652,446.67

Class A-4
Coupon	3.03000%
Interest Paid	181,093.00
Principal Paid	0.00
Total Paid to A-4 Holders	181,093.00

Class B
Coupon	3.17000%
Interest Paid	64,773.67
Principal Paid	0.00
Total Paid to B Holders	64,773.67

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	1.4413205
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	22.2817011
Total Distribution Amount	23.7230216

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.9488138
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	65.5741968
Total A-2 Distribution Amount	66.5230106

A-3 Interest Distribution Amount	2.3916667
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	2.3916667

A-4 Interest Distribution Amount	2.5250000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	2.5250000

B Interest Distribution Amount	2.6416668
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	2.6416668

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	281.74
Noteholders' Principal Distributable Amount	718.26

Account Balances	$ Amount

Reserve Account
Balance as of 07/15/19	2,042,854.72
Investment Earnings	4,010.60
Investment Earnings Paid	(4,010.60)
Deposit/(Withdrawal)	-
Balance as of 08/15/19	2,042,854.72
Change	-

Required Reserve Amount	2,042,854.72